Leases - Supplemental balance sheet information - Operating and Finance lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases
Land use rights, net	¥ 1,509,017		¥ 1,521,107
Operating lease right-of-use assets, net (excluding land use rights)	7,590,296		6,802,856
Total operating lease right-of-use assets, net	9,099,313	$ 1,301,184	8,323,963
Operating lease liabilities, current	1,690,356	241,718	1,438,092
Operating lease liabilities, noncurrent	6,258,957	895,019	5,735,738
Total operating lease liabilities	7,949,313		7,173,830
Property, plant and equipment, net	282,080		759,259
Total finance lease assets, net	282,080		759,259
Finance lease liabilities, current	0		95,205
Finance lease liabilities, non-current	348,506	$ 49,836	642,984
Total finance lease liabilities	¥ 348,506		¥ 738,189